July 1, 2011

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Dividend Value Fund, Inc. (File Nos. 333-120338; 811-21668)

Ladies and Gentlemen:

On behalf of Cohen & Steers Dividend Value Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of Statement of Additional Information (“SAI”) being used in connection with the offering of shares of the Corporation and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of SAI contained in Post-Effective Amendment No. 8 for the Corporation filed with the Securities and Exchange Commission on June 28, 2011 via EDGARLINK.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9373.

Sincerely,

s/Erik Barrios

Erik Barrios